Contents of Significant Accounts - Earnings Per Share (Detail) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 TWD ($) $ / shares shares	Dec. 31, 2018 TWD ($) $ / shares shares
Earnings per share-basic
Net income attributable to the parent company	$ 22,860,744	$ 814,129	$ 8,155,097	$ 7,677,735
Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	11,850,052	11,850,052	11,565,068	11,889,723
Earnings per share-basic (NTD) | (per share)	$ 1.93	$ 0.07	$ 0.71	$ 0.65
Earnings per share-diluted
Net income attributable to the parent company	$ 22,860,744	$ 814,129	$ 8,155,097	$ 7,677,735
Effect of dilution
Unsecured convertible bonds | $	69,019		289,121	283,349
Income attributable to stockholders of the parent | $	$ 22,929,763		$ 8,444,218	$ 7,961,084
Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	11,850,052	11,850,052	11,565,068	11,889,723
Effect of dilution
Restricted stocks for employees	30,911	30,911
Employees’ compensation	65,657	65,657	90,047	137,511
Unsecured convertible bonds	303,630	303,630	1,295,729	1,243,599
Weighted-average number of common stocks after dilution (thousand shares)	12,250,250	12,250,250	12,950,844	13,270,833
Earnings per share-diluted (NTD) | (per share)	$ 1.87	$ 0.07	$ 0.65	$ 0.60